Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance		$ 0	$ 144,422
Net income attributable to redeemable noncontrolling interest	$ 0	$ 0	1,814
Foreign currency translation adjustment			573
Decrease in the maximum redemption amount of redeemable noncontrolling interest			(817)
Derecognition of redeemable noncontrolling interest			145,992
Ending balance			$ 0